Condensed Financial Information of the Parent Company (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash			$ 268,399
Prepaid costs and expenses		3,187,052	4,341,467
Prepaid initial public offerings costs		2,000,000
Total current assets		5,663,732	10,056,660
OTHER ASSETS
Investment in subsidiaries		8,298,679	10,127,371
Restricted cash		600,000
Prepaid expenses		2,200,506	2,472,186
Total other assets		6,093,961	2,774,506
Total assets		12,481,470	12,914,688
LIABILITIES
Intercompany payable - Dianniu			570,350
Total liabilities		403,219	469,232
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Common shares, $0.01 par value, 50,000,000 shares authorized, 14,899,185 and 13,000,000 shares issued and outstanding as of December 31, 2018 and 2017, respectively*	[1]	148,992	130,000
Shares subscription receivables		(45,457)	(45,457)
Additional paid-in capital		15,855,220	12,312,828
Statutory reserves		6,189	6,189
Accumulated deficit		(4,319,902)	(893,921)
Accumulated other comprehensive income		(33,947)	330,706
Total shareholders' equity		11,611,095	11,840,345
Total liabilities and shareholders' equity		12,481,470	12,914,688
Parent [Member]
CURRENT ASSETS
Cash		268,399
Prepaid costs and expenses		1,982,674	751,667
Prepaid initial public offerings costs			2,000,000
Total current assets		2,251,073	2,751,667
OTHER ASSETS
Investment in subsidiaries		10,127,371	8,298,679
Restricted cash		600,000
Prepaid expenses		1,171,114	789,999
Total other assets		11,898,485	9,088,678
Total assets		14,149,558	11,840,345
LIABILITIES
Intercompany payable - Dianniu		570,350
Total liabilities		570,350
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Common shares, $0.01 par value, 50,000,000 shares authorized, 14,899,185 and 13,000,000 shares issued and outstanding as of December 31, 2018 and 2017, respectively*	[1]	148,992	130,000
Shares subscription receivables		(45,457)	(45,457)
Additional paid-in capital		15,855,220	12,312,828
Statutory reserves			6,189
Accumulated deficit		(2,379,547)	(893,921)
Accumulated other comprehensive income			330,706
Total shareholders' equity		13,579,208	11,840,345
Total liabilities and shareholders' equity		$ 14,149,558	$ 11,840,345

[1]	Giving retroactive effect to the 260 for 1 split effected on November 3, 2017.